Income taxes (Schedule of Income Tax Expense (Benefit)) (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Expected benefit, expense		$ 1,308,828	$ 890,249	$ 1,591,129
Increase (decrease) as a result of:
Inflation effects, net		(114,419)	(217,249)	(62,708)
Effect between nominal rate from USA and Mexico		(35,914)	(16,572)	157,366
Benefit from utilization of tax loss carry-forward and others	[1]	(1,238,444)	(115,068)	(1,165,805)
Others, net (includes permanent items)		832,411	581,449	416,412
Income tax expense		$ 752,462	$ 1,122,809	$ 936,394
Effective tax rate	[2]	17.92%	37.21%	17.68%

[1]	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously, less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.
[2]	This amount includes $ 9,014,364 corresponding to a tax loss from the sale of shares which, according to the Income Tax Law, can only be applied against taxable profits on the sale of shares generated in the future.